CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

June 30, 2023 (UNAUDITED)

Common Stock (86.47%)	Shares	Fair Value
Canada (3.45%)
Brookfield Corp.	60,516	$2,039,685

Denmark (0.07%)
GN Store Nord AS(a)	1,595	39,777

France (11.77%)
Edenred(b)	41,215	2,758,189
Safran SA	18,523	2,899,126
Worldline SA(a)(c)(d)	35,894	1,311,872
		6,969,187

Germany (11.47%)
Bayer AG	17,053	942,707
CTS Eventim AG & Co. KGaA	44,083	2,782,271
SAP SE	22,466	3,067,233
		6,792,211

Great Britain (18.36%)
Clarivate PLC(a)	128,077	1,220,574
Dowlais Group PLC(a)	513,354	828,869
Melrose Industries PLC	321,128	2,066,644
Reckitt Benckiser Group PLC	6,324	475,326
RS GROUP PLC(b)	211,403	2,043,169
Sensata Technologies Holding PLC	68,946	3,101,881
WAG Payment Solutions PLC(a)(b)	1,011,471	1,136,766
		10,873,229

Hong Kong (5.38%)
AIA Group, Ltd.	315,270	3,182,229

Ireland (8.24%)
CRH PLC(b)	56,262	3,099,784

Common Stock (continued)	Shares	Fair Value
Ireland (continued)
Experian PLC(b)	46,364	$1,778,957
		4,878,741

Italy (0.92%)
DiaSorin SpA	5,254	546,844

Japan (8.18%)
Justsystems Corp.	36,314	1,006,998
Keyence Corp.	2,208	1,036,516
NOF Corp.	30,351	1,294,172
Obic Co., Ltd.	1,323	210,896
Olympus Corp.	35,490	556,407
Welcia Holdings Co., Ltd.	35,600	737,813
		4,842,802

Luxembourg (2.42%)
Eurofins Scientific SE	8,263	524,309
Perimeter Solutions SA(a)(b)	147,772	908,798
		1,433,107

Netherlands (6.66%)
Adyen NV(a)(c)(d)	804	1,391,007
ASML Holding NV	2,421	1,751,190
Heineken NV	7,823	803,816
		3,946,013

Switzerland (4.77%)
Alcon, Inc.(b)	34,108	2,825,019

United States (4.78%)
Revvity, Inc.(b)	23,842	2,832,191

Total Common Stock
(Cost $49,152,051)		$51,201,035

Underlying Security/Expiration Date/Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.39%
Call Options Purchased 0.11%
Intel Corp.
01/22/24, $43, $2,197,008	657	66,686

Total Call Options Purchased
(Cost $70,975)		66,686

Put Options Purchased 0.28%
EURO STOXX 50 Index

	Contracts	Value
Put Options Purchased (continued)
09/15/23, $4,147, $19,264,940	164,370	$21,719
11/18/23, $4,250, $175,221	1,495	140,870

Total Put Options Purchased
(Cost $206,666)		162,589

Total Investments (86.86%)		$51,430,310
Securities Sold Short (-43.36%)		$(25,671,517)
Other Assets In Excess of Liabilities (56.50%)(e)		33,450,079
Net Assets (100.00%)		$59,208,872

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of June 30, 2023, the aggregate value of those securities was $14,685,217, representing 24.79% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate fair value of securities restricted under Rule 144A was $2,702,879, representing 4.56% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2023, the aggregate fair value of those securities was $2,702,879 representing 4.56% of net assets.
(e)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

Country Composition (June 30, 2023) (Unaudited)
Common Stock
Great Britain	18.36%
France	11.77%
Germany	11.47%
Ireland	8.24%
Japan	8.18%
Netherlands	6.66%
Hong Kong	5.38%
United States	4.78%
Switzerland	4.77%
Canada	3.45%
Luxembourg	2.42%
Italy	0.92%
Denmark	0.07%
86.47%

Securities Sold Short
Common Stock
India	-0.38%
Austria	-0.41%
Taiwan	-0.54%
Ireland	-1.08%
Finland	-1.25%
Norway	-1.30%
Canada	-1.41%
Netherlands	-1.51%
Japan	-1.77%
Germany	-2.55%
Great Britain	-3.16%
Sweden	-3.25%
France	-3.67%
Switzerland	-4.58%
United States	-9.80%
Exchange Traded Funds
European Union	-0.54%
United States	-6.06%
-43.26%

Percentages are based upon net assets.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Adidas AG	$1,233,129	FEDEF-1D	50 bps	02/06/2024	$1,480,481	$247,352
Morgan Stanley	Amadeus IT Group SA	302,257	FEDEF-1D	50 bps	11/06/2023	470,096	167,839
Morgan Stanley	Amplifon SPA	250,618	FEDEF-1D	50 bps	01/29/2024	311,863	61,245
Morgan Stanley	Bureau Veritas SA	1,431,816	FEDEF-1D	50 bps	01/19/2024	1,497,624	65,808
Goldman Sachs	Commonwealth Bank of Australia	(1,194,694)	FEDEF-1D	(50) bps	01/25/2024	(1,168,500)	26,194
Morgan Stanley	Dechra Pharmaceuticals PLC	1,669,796	FEDEF-1D	50 bps	11/06/2023	2,595,356	925,560
Goldman Sachs	GS Swap GSCBSBAN Basket Index	(243,861)	FEDEF-1D	(130) bps	04/17/2024	(237,165)	6,696
Goldman Sachs	GS Swap GSCBSRBK Basket Index	(264,914)	FEDEF-1D	(60) bps	04/17/2024	(256,468)	8,446
Morgan Stanley	H&M Hennes & Mauritz AB	993,168	FEDEF-1D	50 bps	04/03/2024	1,307,145	313,977
Morgan Stanley	JB Hi-Fi, Ltd.	(374,233)	FEDEF-1D	(50) bps	01/15/2024	(373,754)	479
Morgan Stanley	Koninklijke DSM NV	691,114	FEDEF-1D	50 bps	10/16/2023	787,800	96,686
Morgan Stanley	London Stock Exchange	1,710,608	FEDEF-1D	50 bps	10/23/2023	2,111,801	401,193
Morgan Stanley	MS Swap MSUKCONS Basket Index	(222,776)	SONIA-1D	(35) bps	03/04/2024	(176,057)	46,719
Morgan Stanley	Prosus N.V.	2,021,957	FEDEF-1D	50 bps	12/11/2023	2,314,463	292,506
Morgan Stanley	Rentokil Initial PLC	938,428	FEDEF-1D	50 bps	11/06/2023	1,313,981	375,553
Morgan Stanley	Schneider Electric	1,517,482	FEDEF-1D	50 bps	11/13/2023	2,272,641	755,159
Morgan Stanley	SONOVA HOLDING AG	567,393	FEDEF-1D	50 bps	06/17/2024	571,904	4,511
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	1,942,985	FEDEF-1D	95 bps	12/15/2023	2,189,464	246,480
Morgan Stanley	Universal Music Group	687,567	FEDEF-1D	50 bps	11/06/2023	806,771	119,204
		$13,657,840				$17,819,446	$4,161,607

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Barry Callebaut AG	$224,293	FEDEF-1D	50 bps	07/08/2024	$221,992	$(2,301)
Morgan Stanley	DSM FIRMENICH AG	2,006,072	FEDEF-1D	50 bps	05/20/2024	1,802,972	(203,100)
Bank Of America Merrill Lynch	EURO STOXX Banks (Price) Index	$(494,711)	FEDEF-1D	(30) bps	04/22/2024	(533,633)	(38,922)
Goldman Sachs	GS Swap GSCBAIEU Basket Index	(560,651)	ESTR-1D	(40) bps	06/06/2024	(573,611)	(12,959)
Goldman Sachs	GS Swap GSCBAIUS Basket Index	(337,644)	FEDEF-1D	(33) bps	06/06/2024	(380,391)	(42,747)
Goldman Sachs	GS Swap GSCBERE1 Basket Index	(641,342)	ESTR-1D	(40) bps	05/02/2024	(675,477)	(34,136)
Goldman Sachs	GS Swap GSCBETAS Basket Index	(914,607)	ESTR-1D	(45) bps	06/27/2024	(932,821)	(18,214)
Goldman Sachs	GS Swap GSCBJHXH Basket Index	(720,511)	FEDEF-1D	(40) bps	07/17/2024	(738,534)	(18,023)
Goldman Sachs	GS Swap GSCBSCF Basket Index	(429,913)	FEDEF-1D	(33) bps	07/03/2024	(474,846)	(44,933)
Goldman Sachs	GS Swap GSCBSECN Basket Index	(874,549)	FEDEF-1D	(33) bps	06/20/2024	(982,784)	(108,236)
Goldman Sachs	GS Swap GSCBSEGP Basket Index	(1,643,757)	FEDEF-1D	(46) bps	07/30/2024	(1,704,809)	(61,052)
Goldman Sachs	GS Swap GSCBSEHK Basket Index	1,251,202	FEDEF-1D	40 bps	07/17/2024	1,180,960	(70,242)
Morgan Stanley	JD.Com, Inc.	2,376,725	FEDEF-1D	50 bps	11/21/2023	2,019,385	(357,340)
Morgan Stanley	MS Swap MSEUBANK Basket Index	(413,877)	FEDEF-1D	(45) bps	04/17/2024	(489,160)	(75,283)
Bank Of America Merrill Lynch	REPSOL SA	(543,759)	FEDEF-1D	0 bps	05/20/2024	(548,810)	(5,052)
Morgan Stanley	Sartorius Stedim Biotech	1,579,927	FEDEF-1D	50 bps	07/31/2023	1,456,150	(123,776)
Morgan Stanley	Treasury Wine Estates, Ltd.	2,428,940	FEDEF-1D	50 bps	08/28/2023	2,159,488	(269,453)
		$2,291,838				$806,071	$(1,485,769)
TOTAL		$15,949,678				$18,625,517	$2,675,838

ESTR-1D - Euro Short-Term Rate (Daily)

FEDEF-1D - Federal Funds Effective Rate (Daily)

SONIA-1D - Daily Sterling Overnight Index Average (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBERE1 Basket Index as of June 30, 2023.

GS Swap GSCBERE1 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Alten SA	(178)	(EUR 25,749)	4.16%
ArcelorMittal SA	(1,913)	(47,681)	7.70%
B&M European Value Retail SA	(5,306)	(29,556)	4.77%
Buzzi SpA	(4,712)	(108,084)	17.46%
Carlsberg AS	(71)	(77,292)	12.48%
Elis SA	(2,907)	(51,745)	8.36%
Klepierre SA	(1,235)	(28,069)	4.53%
Royal Unibrew A/S	(67)	(40,613)	6.56%
SSAB AB	(765)	(58,612)	9.47%
TietoEVRY Oyj	(835)	(21,111)	3.41%
Trigano SA	(317)	(41,655)	6.73%
voestalpine AG	(2,704)	(88,964)	14.37%
Common Stocks Total		(619,129)	100.00%

Total Short Securities (Euros)		(619,129)

6/30 USDEUR Spot Rate of		0.917
Grand Total (US Dollars)		(USD 675,477)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBETAS Basket Index as of June 30, 2023.

GS Swap GSCBETAS Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Air France-KLM	(12,819)	(EUR 22,088)	2.58%
Antofagasta PLC	(1,338)	(19,541)	2.29%
ArcelorMittal SA	(1,915)	(47,730)	5.58%
Cie Financiere Richemont SA	(224)	(33,930)	3.97%
CNH Industrial NV	(2,646)	(34,940)	4.09%
Continental AG	(744)	(51,396)	6.01%
Delivery Hero SE	(1,432)	(57,840)	6.76%
Deutsche Lufthansa AG	(4,947)	(46,398)	5.43%
Forvia	(1,554)	(33,509)	3.92%
Heidelberg Materials AG	(691)	(51,991)	6.08%
Hexagon AB	(394)	(52,301)	6.12%
Kingspan Group PLC	(321)	(19,579)	2.29%
Logitech International SA	(668)	(35,579)	4.16%
Nexi SpA	(4,447)	(31,938)	3.74%
Nibe Industrier AB	(270)	(27,614)	3.23%
Norsk Hydro ASA	(430)	(27,420)	3.21%
Pandora A/S	(30)	(18,361)	2.15%
Ryanair Holdings PLC	(1,616)	(27,817)	3.25%
SKF AB	(237)	(44,399)	5.19%
Straumann Holding AG	(248)	(35,925)	4.20%
UBS Group AG	(1,891)	(34,213)	4.00%
Vestas Wind Systems A/S	(182)	(32,939)	3.85%
Vonovia SE	(1,806)	(32,311)	3.78%
Zalando SE	(1,337)	(35,249)	4.12%
Common Stocks Total		(855,009)	100.00%

Total Short Securities (Euros)		(855,009)

6/30 USDEUR Spot Rate of		0.917
Grand Total (US Dollars)		(USD 932,821)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBJHXH Basket Index as of June 30, 2023.

GS Swap GSCBJHXH Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
A O Smith Corp.	(180)	(USD 13,066)	1.77%
Allegion PLC	(107)	(12,893)	1.75%
AZEK Co., Inc.	(469)	(14,206)	1.92%
Beacon Roofing Supply, Inc.	(165)	(13,666)	1.85%
Builders FirstSource, Inc.	(99)	(13,528)	1.83%
Eagle Materials, Inc.	(74)	(13,862)	1.88%
Fortune Brands Innovations, Inc.	(184)	(13,251)	1.79%
Home Depot, Inc.	(41)	(12,719)	1.72%
James Hardie Industries PLC	(11,909)	(473,390)	64.10%
Johnson Controls International PLC	(194)	(13,201)	1.79%
KB Home	(246)	(12,728)	1.72%
Leggett & Platt, Inc.	(398)	(11,800)	1.60%
Louisiana-Pacific Corp.	(193)	(14,448)	1.96%
Lowe's Cos, Inc.	(58)	(13,020)	1.76%
Masco Corp.	(223)	(12,812)	1.73%
Mohawk Industries, Inc.	(127)	(13,143)	1.78%
Owens Corning	(102)	(13,367)	1.81%
PulteGroup, Inc.	(169)	(13,121)	1.78%
Sherwin-Williams Co.	(50)	(13,356)	1.81%
Simpson Manufacturing Co., Inc.	(95)	(13,163)	1.78%
Trex Co., Inc.	(211)	(13,818)	1.87%
Common Stocks Total		(738,558)	100.00%

Total Short Securities (US Dollars)		(738,558)

Remaining Securities and Cash		24
Grand Total (US Dollars)		(USD 738,534)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSECN Basket Index as of June 30, 2023.

GS Swap GSCBSECN Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Academy Sports & Outdoors, Inc.	(3,654)	(USD 197,522)	20.10%
Floor & Decor Holdings, Inc.	(3,910)	(406,458)	41.36%
Ralph Lauren Corp.	(2,204)	(271,788)	27.65%
RH	(325)	(107,028)	10.89%
Common Stocks Total		(982,796)	100.00%

Total Short Securities (US Dollars)		(982,796)

Remaining Securities and Cash		12
Grand Total (US Dollars)		(USD 982,784)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSEGP Basket Index as of June 30, 2023.

GS Swap GSCBSEGP Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
10X Genomics, Inc.	(9)	(USD 503)	0.03%
23andMe Holding Co.	(100)	(175)	0.01%
Abbott Laboratories	(8)	(836)	0.05%
AbbVie, Inc.	(7)	(992)	0.06%
Academy Sports & Outdoors, Inc.	(116)	(6,262)	0.37%
Accenture PLC	(28)	(8,636)	0.51%
Acushnet Holdings Corp.	(3)	(175)	0.01%
ADT, Inc.	(56)	(335)	0.02%
Affirm Holdings, Inc.	(22)	(333)	0.02%
Aflac, Inc.	(10)	(684)	0.04%
agilon health, Inc.	(59)	(1,015)	0.06%
Airbnb, Inc.	(189)	(24,285)	1.41%
Alcoa Corp.	(30)	(1,004)	0.06%
Algonquin Power & Utilities Corp.	(142)	(1,176)	0.07%
Alight, Inc.	(55)	(511)	0.03%
Align Technology, Inc.	(71)	(25,123)	1.47%
Allegion PLC	(11)	(1,357)	0.08%
Allegro MicroSystems, Inc.	(8)	(353)	0.02%
Allison Transmission Holdings, Inc.	(24)	(1,360)	0.08%
Allstate Corp.	(6)	(668)	0.04%
Amazon.com, Inc.	(5)	(656)	0.04%
Amcor PLC	(1,346)	(13,430)	0.79%
American Airlines Group, Inc.	(658)	(11,805)	0.69%
American International Group, Inc.	(6)	(342)	0.02%
AMN Healthcare Services, Inc.	(85)	(9,314)	0.55%
Antero Resources Corp.	(23)	(524)	0.03%
Anywhere Real Estate, Inc.	(27)	(182)	0.01%
Aon PLC	(6)	(2,244)	0.13%
APA Corp.	(40)	(1,361)	0.08%
Apple, Inc.	(173)	(33,535)	1.97%
AppLovin Corp.	(47)	(1,213)	0.07%
Aptiv PLC	(60)	(6,140)	0.36%
ArcBest Corp.	(10)	(939)	0.06%
Archer Aviation, Inc.	(48)	(199)	0.01%
Ares Management Corp.	(202)	(19,499)	1.14%
Arista Networks, Inc.	(11)	(1,753)	0.10%
Array Technologies, Inc.	(15)	(346)	0.02%
Arthur J Gallagher & Co.	(5)	(1,196)	0.07%
Asana, Inc.	(15)	(325)	0.02%
Aspen Technology, Inc.	(8)	(1,347)	0.08%
Assurant, Inc.	(3)	(335)	0.02%
AST SpaceMobile, Inc.	(48)	(227)	0.01%
Aurora Innovation, Inc.	(139)	(407)	0.02%
Automatic Data Processing, Inc.	(216)	(47,552)	2.79%
AutoNation, Inc.	(47)	(7,742)	0.45%
AutoZone, Inc.	(9)	(23,605)	1.38%
Avery Dennison Corp.	(107)	(18,323)	1.07%
Axalta Coating Systems, Ltd.	(36)	(1,196)	0.07%
AZEK Co, Inc.	(23)	(708)	0.04%
Azenta, Inc.	(37)	(1,750)	0.10%
Baker Hughes Co.	(59)	(1,879)	0.11%
Bancorp, Inc.	(5)	(168)	0.01%
Bank of America Corp.	(24)	(676)	0.04%
Bank of Hawaii Corp.	(4)	(163)	0.01%
Bank OZK	(9)	(345)	0.02%
Barnes Group, Inc.	(20)	(843)	0.05%
Baxter International, Inc.	(11)	(512)	0.03%
Beam Therapeutics, Inc.	(15)	(493)	0.03%
Beauty Health Co.	(21)	(174)	0.01%
Becton Dickinson & Co.	(4)	(1,031)	0.06%
BellRing Brands, Inc.	(45)	(1,662)	0.10%
Berry Global Group, Inc.	(21)	(1,354)	0.08%
Best Buy Co, Inc.	(6)	(505)	0.03%
Blackstone, Inc.	(571)	(53,092)	3.11%
Booz Allen Hamilton Holding Corp.	(9)	(1,027)	0.06%
Boston Properties, Inc.	(54)	(3,126)	0.18%
Brandywine Realty Trust	(192)	(893)	0.05%
Brunswick Corp.	(127)	(11,021)	0.65%
Builders FirstSource, Inc.	(80)	(10,908)	0.64%
Bumble, Inc.	(29)	(486)	0.03%
Burlington Stores, Inc.	(84)	(13,298)	0.78%

Butterfly Network, Inc.	(80)	(184)	0.01%
C3.ai, Inc.	(78)	(2,830)	0.17%
Cadence Bank	(8)	(166)	0.01%
Cal-Maine Foods, Inc.	(191)	(8,573)	0.50%
Campbell Soup Co.	(18)	(835)	0.05%
Canadian National Railway Co.	(4)	(674)	0.04%
Cargojet, Inc.	(5)	(492)	0.03%
Carlisle Cos, Inc.	(86)	(22,079)	1.30%
CarMax, Inc.	(142)	(11,845)	0.69%
Carnival Corp.	(772)	(14,539)	0.85%
Caterpillar, Inc.	(77)	(18,903)	1.11%
Cboe Global Markets, Inc.	(4)	(508)	0.03%
CBRE Group, Inc.	(277)	(22,377)	1.31%
Celanese Corp.	(11)	(1,231)	0.07%
Celsius Holdings, Inc.	(16)	(2,438)	0.14%
Centene Corp.	(5)	(337)	0.02%
CH Robinson Worldwide, Inc.	(7)	(684)	0.04%
ChargePoint Holdings, Inc.	(44)	(385)	0.02%
Charles Schwab Corp.	(9)	(526)	0.03%
Chesapeake Energy Corp.	(14)	(1,179)	0.07%
Chevron Corp.	(15)	(2,370)	0.14%
Chewy, Inc.	(230)	(9,079)	0.53%
Chipotle Mexican Grill, Inc.	(9)	(19,928)	1.17%
Ciena Corp.	(4)	(168)	0.01%
Cisco Systems, Inc.	(341)	(17,649)	1.04%
Clear Secure, Inc.	(237)	(5,500)	0.32%
Cleveland-Cliffs, Inc.	(71)	(1,193)	0.07%
Clover Health Investments Corp.	(185)	(166)	0.01%
CME Group, Inc.	(8)	(1,538)	0.09%
Cognex Corp.	(6)	(341)	0.02%
Coinbase Global, Inc.	(33)	(2,363)	0.14%
Columbia Banking System, Inc.	(16)	(321)	0.02%
Comerica, Inc.	(8)	(336)	0.02%
Commonwealth Bank of Australia	(230)	(23,038)	1.35%
Conagra Brands, Inc.	(24)	(823)	0.05%
Confluent, Inc.	(49)	(1,724)	0.10%
ConocoPhillips	(192)	(19,898)	1.17%
Consolidated Edison, Inc.	(11)	(988)	0.06%
Corteva, Inc.	(14)	(818)	0.05%
Costco Wholesale Corp.	(2)	(1,011)	0.06%
Coterra Energy, Inc.	(55)	(1,389)	0.08%
Coty, Inc.	(1,075)	(13,207)	0.77%
Coupang, Inc.	(49)	(852)	0.05%
Coursera, Inc.	(78)	(1,018)	0.06%
Cousins Properties, Inc.	(62)	(1,413)	0.08%
Crane Co.	(2)	(177)	0.01%
Crane NXT Co.	(3)	(168)	0.01%
Credit Acceptance Corp.	(13)	(6,526)	0.38%
Crocs, Inc.	(159)	(17,885)	1.05%
Crowdstrike Holdings, Inc.	(38)	(5,529)	0.32%
CSX Corp.	(40)	(1,369)	0.08%
Cullen/Frost Bankers, Inc.	(9)	(1,010)	0.06%
Cummins, Inc.	(5)	(1,207)	0.07%
Cushman & Wakefield PLC	(61)	(499)	0.03%
CVB Financial Corp.	(13)	(166)	0.01%
CyberArk Software, Ltd.	(13)	(2,020)	0.12%
Datadog, Inc.	(140)	(13,756)	0.81%
DaVita, Inc.	(5)	(513)	0.03%
Desktop Metal, Inc.	(87)	(154)	0.01%
Devon Energy Corp.	(34)	(1,667)	0.10%
Dexcom, Inc.	(4)	(512)	0.03%
Diamondback Energy, Inc.	(17)	(2,216)	0.13%
Dlocal, Ltd./Uruguay	(40)	(491)	0.03%
Douglas Emmett, Inc.	(124)	(1,562)	0.09%
Dow, Inc.	(22)	(1,188)	0.07%
DTE Energy Co.	(9)	(988)	0.06%
Dun & Bradstreet Holdings, Inc.	(59)	(687)	0.04%
Duolingo, Inc.	(10)	(1,498)	0.09%
DXC Technology Co.	(13)	(338)	0.02%
Dynatrace, Inc.	(32)	(1,667)	0.10%
E2open Parent Holdings, Inc.	(62)	(349)	0.02%
Ecolab, Inc.	(9)	(1,711)	0.10%
Edison International	(14)	(1,004)	0.06%
Eli Lilly & Co.	(3)	(1,515)	0.09%
Emerson Electric Co.	(23)	(2,034)	0.12%
Empire State Realty Trust, Inc.	(544)	(4,074)	0.24%
Encore Wire Corp.	(3)	(524)	0.03%
Enovix Corp.	(35)	(640)	0.04%
Evercore, Inc.	(6)	(687)	0.04%

Evolent Health, Inc.	(59)	(1,784)	0.10%
Exelon Corp.	(25)	(1,002)	0.06%
eXp World Holdings, Inc.	(18)	(358)	0.02%
Exxon Mobil Corp.	(17)	(1,874)	0.11%
FactSet Research Systems, Inc.	(1)	(497)	0.03%
FedEx Corp.	(8)	(2,086)	0.12%
First Citizens BancShares, Inc.	(0)	(338)	0.02%
First Commonwealth Financial Corp	(13)	(162)	0.01%
First Financial Bankshares, Inc.	(6)	(170)	0.01%
First Hawaiian, Inc.	(9)	(164)	0.01%
First Interstate BancSystem, Inc.	(7)	(167)	0.01%
First Solar, Inc.	(1)	(171)	0.01%
Fiserv, Inc.	(15)	(1,891)	0.11%
Five Below, Inc.	(66)	(12,995)	0.76%
FleetCor Technologies, Inc.	(1)	(349)	0.02%
Floor & Decor Holdings, Inc.	(350)	(36,391)	2.13%
FMC Corp.	(8)	(811)	0.05%
FNB Corp.	(29)	(335)	0.02%
Forward Air Corp.	(7)	(698)	0.04%
Freeport-McMoRan, Inc.	(417)	(16,687)	0.98%
FREYR Battery SA	(23)	(217)	0.01%
Frontdoor, Inc.	(11)	(337)	0.02%
Gartner, Inc.	(64)	(22,320)	1.31%
Gentex Corp.	(278)	(8,147)	0.48%
Genuine Parts Co.	(5)	(871)	0.05%
GFL Environmental, Inc.	(36)	(1,377)	0.08%
Gitlab, Inc.	(10)	(507)	0.03%
Glacier Bancorp, Inc.	(5)	(165)	0.01%
Globe Life, Inc.	(5)	(511)	0.03%
Grab Holdings, Ltd.	(354)	(1,214)	0.07%
Graphic Packaging Holding Co.	(180)	(4,324)	0.25%
Guardant Health, Inc.	(14)	(494)	0.03%
GXO Logistics, Inc.	(41)	(2,551)	0.15%
Hancock Whitney Corp.	(9)	(333)	0.02%
Hartford Financial Services Group, Inc.	(5)	(338)	0.02%
HashiCorp, Inc.	(13)	(330)	0.02%
Hayward Holdings, Inc.	(85)	(1,095)	0.06%
Hecla Mining Co.	(64)	(332)	0.02%
Hershey Co.	(4)	(1,116)	0.07%
Hess Corp.	(16)	(2,176)	0.13%
Highwoods Properties, Inc.	(52)	(1,245)	0.07%
Hims & Hers Health, Inc.	(59)	(555)	0.03%
Home BancShares, Inc.	(7)	(167)	0.01%
Home Depot, Inc.	(2)	(677)	0.04%
Honeywell International, Inc.	(4)	(850)	0.05%
Howard Hughes Corp.	(26)	(2,078)	0.12%
Howmet Aerospace, Inc.	(28)	(1,400)	0.08%
Hub Group, Inc.	(9)	(691)	0.04%
Hudson Pacific Properties, Inc.	(298)	(1,259)	0.07%
Humana, Inc.	(2)	(823)	0.05%
Huntington Bancshares, Inc.	(64)	(686)	0.04%
ICU Medical, Inc.	(12)	(2,169)	0.13%
Illinois Tool Works, Inc.	(54)	(13,514)	0.79%
Impinj, Inc.	(2)	(168)	0.01%
Inari Medical, Inc.	(6)	(328)	0.02%
Infosys, Ltd.	(1,021)	(16,414)	0.96%
Innoviz Technologies, Ltd.	(63)	(179)	0.01%
Inspire Medical Systems, Inc.	(2)	(512)	0.03%
Insulet Corp.	(1)	(325)	0.02%
International Bancshares Corp.	(4)	(168)	0.01%
Intra-Cellular Therapies, Inc.	(8)	(488)	0.03%
IonQ, Inc.	(32)	(430)	0.03%
IPG Photonics Corp.	(2)	(337)	0.02%
IQVIA Holdings, Inc.	(25)	(5,522)	0.32%
iRhythm Technologies, Inc.	(3)	(345)	0.02%
JB Hunt Transport Services, Inc.	(116)	(21,028)	1.23%
Jefferies Financial Group, Inc.	(16)	(517)	0.03%
Joby Aviation, Inc.	(179)	(1,841)	0.11%
Johnson & Johnson	(10)	(1,685)	0.10%
Johnson Controls International PLC	(20)	(1,372)	0.08%
Jones Lang LaSalle, Inc.	(114)	(17,746)	1.04%
Kawasaki Kisen Kaisha, Ltd.	(0)	(858)	0.05%
Keurig Dr Pepper, Inc.	(27)	(831)	0.05%
KeyCorp	(53)	(488)	0.03%
Kilroy Realty Corp.	(97)	(2,905)	0.17%
Kimberly-Clark Corp.	(125)	(17,308)	1.02%
Knight-Swift Transportation Holdings, Inc.	(195)	(10,849)	0.64%
Kontoor Brands, Inc.	(60)	(2,513)	0.15%
Kuehne + Nagel International AG	(3)	(845)	0.05%

Kulicke & Soffa Industries, Inc.	(6)	(344)	0.02%
Landstar System, Inc.	(4)	(839)	0.05%
La-Z-Boy, Inc.	(6)	(169)	0.01%
Leggett & Platt, Inc.	(289)	(8,565)	0.50%
Lennox International, Inc.	(56)	(18,154)	1.06%
Levi Strauss & Co.	(313)	(4,518)	0.27%
Li-Cycle Holdings Corp.	(32)	(177)	0.01%
LKQ Corp.	(263)	(15,301)	0.90%
Loews Corp.	(14)	(843)	0.05%
Logitech International SA	(86)	(5,110)	0.30%
Lonza Group AG	(5)	(2,867)	0.17%
Louisiana-Pacific Corp	(117)	(8,743)	0.51%
Lowe's Cos, Inc.	(84)	(18,857)	1.11%
Lululemon Athletica, Inc.	(32)	(12,257)	0.72%
Luminar Technologies, Inc.	(77)	(531)	0.03%
Lyft, Inc.	(48)	(464)	0.03%
M&T Bank Corp.	(6)	(688)	0.04%
Marathon Digital Holdings, Inc.	(90)	(1,250)	0.07%
Marsh & McLennan Cos, Inc.	(12)	(2,197)	0.13%
Masco Corp.	(9)	(511)	0.03%
MasTec, Inc.	(18)	(2,074)	0.12%
McDonald's Corp.	(37)	(11,098)	0.65%
McKesson Corp.	(4)	(1,525)	0.09%
MDC Holdings, Inc.	(7)	(341)	0.02%
Medpace Holdings, Inc.	(4)	(1,056)	0.06%
Merck & Co, Inc.	(10)	(1,183)	0.07%
Micron Technology, Inc.	(5)	(313)	0.02%
MicroStrategy, Inc.	(4)	(1,209)	0.07%
Microvast Holdings, Inc.	(107)	(171)	0.01%
Mirati Therapeutics, Inc.	(13)	(482)	0.03%
Mister Car Wash, Inc.	(78)	(749)	0.04%
Mitsui OSK Lines, Ltd.	(0)	(665)	0.04%
MKS Instruments, Inc.	(19)	(2,039)	0.12%
Moelis & Co.	(15)	(698)	0.04%
Monday.com, Ltd.	(5)	(830)	0.05%
MP Materials Corp.	(488)	(11,166)	0.65%
MSCI, Inc.	(1)	(494)	0.03%
Nasdaq, Inc.	(7)	(331)	0.02%
New York Community Bancorp, Inc.	(15)	(173)	0.01%
New York Times Co.	(360)	(14,193)	0.83%
Nextdoor Holdings, Inc.	(53)	(173)	0.01%
Nippon Yusen KK	(0)	(672)	0.04%
Northrop Grumman Corp.	(2)	(839)	0.05%
Norwegian Cruise Line Holdings, Ltd.	(530)	(11,536)	0.68%
NOV, Inc.	(32)	(513)	0.03%
Novocure, Ltd.	(12)	(488)	0.03%
NU Holdings, Ltd./Cayman Islands	(243)	(1,919)	0.11%

NVR, Inc.	(0)	(716)	0.04%
Okta, Inc.	(2)	(164)	0.01%
Old Dominion Freight Line, Inc.	(2)	(917)	0.05%
Old National Bancorp/IN	(12)	(168)	0.01%
Ollie's Bargain Outlet Holdings, Inc.	(185)	(10,736)	0.63%
ON Semiconductor Corp.	(107)	(10,080)	0.59%
Option Care Health, Inc.	(10)	(339)	0.02%
Organon & Co.	(16)	(341)	0.02%
Otis Worldwide Corp.	(15)	(1,354)	0.08%
Overstock.com, Inc.	(14)	(458)	0.03%
Ovintiv, Inc.	(32)	(1,236)	0.07%
Oxford Industries, Inc.	(26)	(2,518)	0.15%
Paramount Global	(74)	(1,172)	0.07%
Paramount Group, Inc.	(599)	(2,652)	0.16%
Parker-Hannifin Corp.	(3)	(1,363)	0.08%
Paycor HCM, Inc.	(37)	(867)	0.05%
Payoneer Global, Inc.	(243)	(1,171)	0.07%
Paysafe, Ltd.	(15)	(156)	0.01%
PDC Energy, Inc.	(5)	(339)	0.02%
Penumbra, Inc.	(2)	(517)	0.03%
PepsiCo, Inc.	(5)	(995)	0.06%
Permian Resources Corp.	(78)	(857)	0.05%
Pfizer, Inc.	(23)	(832)	0.05%
PG&E Corp.	(68)	(1,178)	0.07%
Piedmont Office Realty Trust, Inc.	(47)	(342)	0.02%
Planet Fitness, Inc.	(156)	(10,537)	0.62%
Planet Labs PBC	(106)	(342)	0.02%
Plug Power, Inc.	(1,050)	(10,905)	0.64%
PPG Industries, Inc.	(8)	(1,220)	0.07%
PPL Corp.	(31)	(827)	0.05%
Principal Financial Group, Inc.	(7)	(516)	0.03%
Procore Technologies, Inc.	(5)	(337)	0.02%

Procter & Gamble Co.	(125)	(18,983)	1.11%
Progressive Corp.	(8)	(995)	0.06%
Progyny, Inc.	(13)	(526)	0.03%
Prologis, Inc.	(126)	(15,396)	0.90%
Prosperity Bancshares, Inc.	(6)	(329)	0.02%
PulteGroup, Inc.	(26)	(1,993)	0.12%
PVH Corp.	(65)	(5,535)	0.32%
R1 RCM, Inc.	(130)	(2,394)	0.14%
Ralph Lauren Corp.	(195)	(24,017)	1.41%
Rambus, Inc.	(5)	(352)	0.02%
Range Resources Corp.	(35)	(1,024)	0.06%
Redfin Corp.	(15)	(189)	0.01%
Regions Financial Corp.	(38)	(681)	0.04%
Reinsurance Group of America, Inc.	(7)	(974)	0.06%
Repligen Corp.	(225)	(31,854)	1.87%
Republic Services, Inc.	(7)	(1,036)	0.06%
ResMed, Inc.	(6)	(1,363)	0.08%
RH	(1)	(371)	0.02%
Rio Tinto PLC	(147)	(9,363)	0.55%
Riot Platforms, Inc.	(124)	(1,465)	0.09%
Rivian Automotive, Inc.	(717)	(11,947)	0.70%
Robinhood Markets, Inc.	(325)	(3,242)	0.19%
ROBLOX Corp.	(30)	(1,208)	0.07%
Rocket Cos, Inc.	(1,495)	(13,394)	0.79%
Rocket Lab USA, Inc.	(89)	(532)	0.03%
Rockwell Automation, Inc.	(4)	(1,361)	0.08%
Royal Caribbean Cruises, Ltd.	(5)	(530)	0.03%
Rush Street Interactive, Inc.	(55)	(173)	0.01%
RXO, Inc.	(47)	(1,071)	0.06%
Sanmina Corp.	(6)	(346)	0.02%
Schlumberger NV	(293)	(14,377)	0.84%
Schneider National, Inc.	(30)	(865)	0.05%
Seacoast Banking Corp. of Florida	(15)	(337)	0.02%
Seagate Technology Holdings PLC	(211)	(13,070)	0.77%
Sempra	(6)	(831)	0.05%
SentinelOne, Inc.	(21)	(324)	0.02%
ServisFirst Bancshares, Inc.	(4)	(160)	0.01%
Shift4 Payments, Inc.	(5)	(360)	0.02%
Simpson Manufacturing Co., Inc.	(4)	(515)	0.03%
Skechers USA, Inc.	(93)	(4,914)	0.29%
SL Green Realty Corp.	(148)	(4,449)	0.26%
Snowflake, Inc.	(160)	(28,071)	1.65%
SoFi Technologies, Inc.	(196)	(1,630)	0.10%
SolarEdge Technologies, Inc.	(1)	(172)	0.01%
Sotera Health Co.	(27)	(503)	0.03%
Southern Copper Corp.	(136)	(9,751)	0.57%
Southwestern Energy Co.	(175)	(1,054)	0.06%
Spirit AeroSystems Holdings, Inc.	(40)	(1,180)	0.07%
Squarespace, Inc.	(47)	(1,475)	0.09%
Stanley Black & Decker, Inc.	(4)	(349)	0.02%
Steel Dynamics, Inc.	(80)	(8,684)	0.51%
Stem, Inc.	(32)	(186)	0.01%
Sunrun, Inc.	(18)	(330)	0.02%
Synovus Financial Corp.	(17)	(501)	0.03%
T Rowe Price Group, Inc.	(490)	(54,864)	3.21%
Tapestry, Inc.	(124)	(5,316)	0.31%
TD SYNNEX Corp.	(12)	(1,109)	0.07%
Teladoc Health, Inc.	(14)	(351)	0.02%
Tenet Healthcare Corp.	(6)	(514)	0.03%
Tesla, Inc.	(67)	(17,652)	1.04%
Texas Pacific Land Corp.	(15)	(19,931)	1.17%
Textainer Group Holdings, Ltd.	(25)	(973)	0.06%
TFI International, Inc.	(6)	(706)	0.04%
Timken Co.	(15)	(1,369)	0.08%
Toast, Inc.	(15)	(343)	0.02%
TopBuild Corp.	(3)	(700)	0.04%
Topgolf Callaway Brands Corp.	(138)	(2,736)	0.16%
Trex Co, Inc.	(11)	(697)	0.04%
TriNet Group, Inc.	(12)	(1,145)	0.07%
Truist Financial Corp.	(22)	(661)	0.04%
UFP Industries, Inc.	(4)	(350)	0.02%
Ulta Beauty, Inc.	(23)	(11,014)	0.65%
UMB Financial Corp.	(6)	(341)	0.02%
Under Armour, Inc.	(158)	(1,143)	0.07%
Union Pacific Corp.	(2)	(338)	0.02%
United Airlines Holdings, Inc.	(250)	(13,735)	0.81%
United Bankshares, Inc.	(5)	(163)	0.01%
United Community Banks, Inc.	(7)	(167)	0.01%
United Parcel Service, Inc.	(106)	(19,023)	1.12%

United Rentals, Inc.	(3)	(1,405)	0.08%
UnitedHealth Group, Inc.	(19)	(9,335)	0.55%
Unity Software, Inc.	(22)	(958)	0.06%
Universal Display Corp.	(2)	(341)	0.02%
Universal Health Services, Inc.	(3)	(522)	0.03%
Unum Group	(14)	(683)	0.04%
US Bancorp	(21)	(679)	0.04%
Varonis Systems, Inc.	(13)	(350)	0.02%
Veeva Systems, Inc.	(55)	(10,882)	0.64%
Velo3D, Inc.	(84)	(181)	0.01%
Vornado Realty Trust	(249)	(4,510)	0.26%
Walmart, Inc.	(128)	(20,183)	1.18%
Warner Bros Discovery, Inc.	(98)	(1,226)	0.07%
Waste Management, Inc.	(10)	(1,726)	0.10%
Wayfair, Inc.	(224)	(14,561)	0.85%
Webster Financial Corp.	(9)	(333)	0.02%
Wells Fargo & Co.	(16)	(691)	0.04%
Werner Enterprises, Inc.	(19)	(828)	0.05%
West Pharmaceutical Services, Inc.	(20)	(7,788)	0.46%
Western Digital Corp.	(9)	(328)	0.02%
Whirlpool Corp.	(12)	(1,744)	0.10%
Willis Towers Watson PLC	(4)	(1,000)	0.06%
WillScot Mobile Mini Holdings Corp.	(370)	(17,682)	1.04%
Wix.com, Ltd.	(2)	(165)	0.01%
Xylem, Inc.	(12)	(1,337)	0.08%
Zions Bancorp NA	(18)	(487)	0.03%
ZoomInfo Technologies, Inc.	(20)	(509)	0.03%
Zscaler, Inc.	(35)	(5,155)	0.30%
Common Stocks Total		(1,704,809)	100.00%

Total Short Securities (US Dollars)		(1,704,809)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSEHK Basket Index as of June 30, 2023.

GS Swap GSCBSEHK Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Li Ning Co, Ltd.	4,471	USD 188,459	15.95%
Prudential PLC	28,162	312,178	26.42%
Tongcheng Travel Holdings, Ltd.	19,153	313,731	26.56%
Trip.com Group, Ltd.	10,489	367,118	31.07%
Common Stocks Total		1,181,485	100.00%

Total Long Securities (US Dollars)		1,181,485

Remaining Securities and Cash		(525)
Grand Total (US Dollars)		USD 1,180,960

See accompanying Notes to Schedule of Investments.

Securities Sold Short	Shares	Fair Value
Common Stocks (36.66%)
Austria (0.41%)
ANDRITZ AG	(4,362)	$(242,944)

Canada (1.41%)
Bank of Montreal	(1,515)	(136,977)
Canadian Tire Corp., Ltd.	(2,211)	(302,631)
Metro, Inc./CN	(4,270)	(241,437)
Thomson Reuters Corp.	(1,140)	(154,091)
		(835,136)

Finland (1.25%)
UPM-Kymmene Oyj	(13,716)	(408,073)
Valmet Oyj	(11,979)	(333,000)
		(741,073)

France (3.67%)
Alstom SA	(8,590)	(256,035)
Capgemini SE	(1,669)	(316,014)
Kering SA	(907)	(500,310)
Legrand SA	(3,446)	(341,371)
Remy Cointreau SA	(4,741)	(760,089)
		(2,173,819)

Germany (2.55%)
Brenntag SE	(10,038)	(781,934)
KION Group AG	(8,401)	(337,840)
Scout24 SE	(6,171)	(391,027)
		(1,510,801)

Great Britain (3.16%)
Ashtead Group PLC	(8,678)	(600,625)
Ferguson PLC	(2,319)	(364,802)
InterContinental Hotels Group PLC	(7,962)	(550,056)
International Consolidated Airlines Group SA	(34,466)	(70,942)
Rightmove PLC	(42,517)	(282,811)
		(1,869,236)

India (0.38%)
Infosys, Ltd., ADR	(13,979)	(224,643)

Ireland (1.08%)
Accenture PLC, Class A	(983)	(303,334)
Aptiv PLC	(3,299)	(336,795)
		(640,129)

Japan (1.77%)
Daifuku Co., Ltd.	(15,050)	(306,394)
MISUMI Group, Inc.	(26,658)	(529,158)
Shimano, Inc.	(1,273)	(211,029)
		(1,046,581)

Netherlands (1.51%)
Randstad NV	(16,960)	(893,898)

	Shares	Fair Value
Norway (1.30%)
Equinor ASA	(26,463)	$(770,902)

Sweden (3.25%)
Assa Abloy AB, Class B	(23,665)	(567,453)
EQT AB	(34,944)	(670,973)
Sandvik AB	(10,902)	(212,160)
SKF AB, Class B	(27,379)	(475,526)
		(1,926,112)

Switzerland (4.58%)
ABB, Ltd.	(11,471)	(451,070)
Kuehne + Nagel International AG	(3,615)	(1,069,570)
Lonza Group AG	(749)	(446,562)
Sika AG	(799)	(228,362)
Swisscom AG	(824)	(513,751)
		(2,709,315)

Taiwan (0.54%)
United Microelectronics Corp., Sponsored ADR	(40,336)	(318,251)

United States (9.80%)
Airbnb, Inc., Class A	(5,378)	(689,244)
Arista Networks, Inc.	(1,046)	(169,515)
AutoZone, Inc.	(128)	(319,150)
Brunswick Corp.	(885)	(76,676)
Caterpillar, Inc.	(2,633)	(647,849)
Cisco Systems, Inc.	(2,041)	(105,601)
Gartner, Inc.	(976)	(341,903)
JB Hunt Transport Services, Inc.	(3,301)	(597,580)
Medpace Holdings, Inc.	(1,521)	(365,299)
PACCAR, Inc.	(2,690)	(225,019)
Repligen Corp.	(3,637)	(514,490)
Robert Half International, Inc.	(3,261)	(245,292)
Tesla, Inc.	(1,829)	(478,777)
Thor Industries, Inc.	(3,198)	(330,993)
TopBuild Corp.	(1,525)	(405,680)
West Pharmaceutical Services, Inc.	(751)	(287,235)
		(5,800,303)

Total Common Stocks
(Proceeds $20,973,827)		$(21,703,143)

Exchange Traded Funds (6.60%)
Invesco DB US Dollar Index Bullish Fund	(60,695)	(1,722,524)
iShares® Core MSCI Total International Stock ETF	(10,576)	(662,269)
iShares® MSCI ACWI ex US ETF	(10,786)	(530,887)
Vanguard® FTSE Europe ETF	(5,193)	(320,408)
Vanguard® Total International Stock ETF	(11,984)	(672,063)

Total Exchange Traded Funds
(Proceeds $3,882,012)		$(3,908,151)

Total Securities Sold Short (43.26%)
(Proceeds $24,855,839)		$(25,611,294)

PUT OPTIONS WRITTEN

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
EURO STOXX 50 Index	Morgan Stanley	11/18/2023	$3,900	(1,495)	$(175,221)	$(60,223)
					$(175,221)	$(60,223)

CPG Cooper Square International Equity, LLC

Notes to Schedule of Investments (Unaudited)
June 30, 2023

The following is a summary of significant accounting policies followed by CPG Cooper Square International Equity, LLC (the “Fund”) in the preparation of its Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of June 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	51,201,035	–	–	51,201,035
Call Options Purchased	66,686	–	–	66,686
Put Options Purchased	–	162,589	–	162,589
TOTAL	$51,267,721	$162,589	$–	$51,430,310

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	–	4,161,607	–	4,161,607
Liabilities
Securities Sold Short
Common Stocks	(21,703,143)	–	–	(21,703,143)
Exchange Traded Funds	(3,908,151)	–	–	(3,908,151)
Written Options	–	(60,223)	–	(60,223)
Total Return Swap Contracts(a)	–	(1,485,769)	–	(1,485,769)
TOTAL	$(25,611,294)	2,615,615	$–	(22,995,679)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the period.

Derivative Instruments: The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

For the period ended June 30, 2023, the Fund had ending monthly average notional amounts of $40,402,352 on total return swaps which are either long or short the reference asset. Open total return swap contracts at June 30, 2023 are listed in the Schedule of Investments.